Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Third Quarter Report − July 31, 2024 (unaudited)

Portfolio of Investments

(Showing Percentage of Total Value of Investments)

	Face
	Amount		Value
	(000)		(000)
FIXED INCOME SECURITIES (94.2%)
Albania (1.2%)
Sovereign (1.2%)
Albanian Government Bond,
4.30%, 7/10/27	ALL	63,900	$699
4.70%, 2/23/27		37,000	409
4.95%, 7/22/29		85,800	941
5.25%, 1/26/29		203,400	2,263
			4,312
Argentina (0.4%)
Sovereign (0.4%)
Bonos Para La Reconstruccion De Una Argentina Libre,
3.00%, 5/31/26		$1,921	1,418

Armenia (3.0%)
Sovereign (3.0%)
Republic of Armenia Treasury Bond,
9.00%, 4/29/26	AMD	99,880	257
9.25%, 4/29/28		840,130	2,154
9.60%, 10/29/33		2,573,538	6,666
9.75%, 10/29/50 - 10/29/52		757,312	1,972
			11,049
Benin (1.1%)
Sovereign (1.1%)
Benin Government International Bond,
4.88%, 1/19/32	EUR	1,314	1,213
6.88%, 1/19/52		1,086	935
7.96%, 2/13/38		$2,065	1,930
			4,078
Chile (0.7%)
Sovereign (0.7%)
Bonos de la Tesoreria de la Republica en pesos,
5.30%, 11/1/37	CLP	2,410,000	2,441

Colombia (6.8%)
Corporate Bond (0.3%)
Fideicomiso PA Costera,
6.25%, 1/15/34 (a)	COP	4,979,415	1,091

Sovereign (6.5%)
Colombian TES,
3.00%, 3/25/33		4,675,013	961
3.75%, 2/25/37		10,600,891	2,163
4.75%, 4/4/35		2,000,260	457
7.00%, 3/26/31		8,239,000	1,724
Colombian TES, Series B
5.75%, 11/3/27		24,995,000	5,561
6.00%, 4/28/28		8,982,000	1,972
6.25%, 7/9/36		4,382,700	749
7.00%, 6/30/32		15,440,600	3,118
7.75%, 9/18/30		6,916,000	1,534
9.25%, 5/28/42		1,486,900	304
Financiera de Desarrollo Territorial SA Findeter,
7.88%, 8/12/24 (a)		20,551,000	5,100
			23,643
			24,734
Dominican Republic (7.1%)
Sovereign (7.1%)
Dominican Republic Central Bank Note,
8.00%, 3/12/27 (a)	DOP	15,000	235
12.00%, 10/3/25 (a)		59,260	1,001
13.00%, 12/5/25 (a)		97,000	1,662
13.00%, 12/5/25		120,000	2,055
Dominican Republic International Bond,
8.00%, 1/15/27 - 2/12/27 (a)		114,000	1,791
11.25%, 9/15/35 (a)		60,850	1,083
11.25%, 9/15/35		200,300	3,566
12.00%, 8/8/25 (a)		262,700	4,444
12.75%, 9/23/29 (a)		357,200	6,683
13.63%, 2/3/33		160,750	3,204
			25,724
Egypt (10.8%)
Sovereign (10.8%)
Egypt Treasury Bills,
25.00%, 8/6/24	EGP	175	4
27.49%, 9/24/24		675,125	13,406
28.40%, 12/17/24		107,150	2,013
28.50%, 12/17/24		10,000	188
28.52%, 3/18/25		35,725	633
28.75%, 12/3/24		91,950	1,744

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Third Quarter Report − July 31, 2024 (unaudited)

 Portfolio of Investments (cont'd)

(Showing Percentage of Total Value of Investments)

	Face Amount		Value
	(000)		(000)
Sovereign (cont’d)
28.75%, 12/10/24	EGP	459,725	$8,677
29.25%, 12/17/24		260,550	4,895
31.50%, 12/10/24		282,650	5,335
32.50%, 3/11/25		115,125	2,050
			38,945
Hungary (1.6%)
Sovereign (1.6%)
Hungary Government Bond,
2.25%, 4/20/33	HUF	438,100	891
3.00%, 10/27/27 - 4/25/41		1,172,280	2,623
3.25%, 10/22/31		687,060	1,584
4.00%, 4/28/51		139,450	263
4.50%, 5/27/32		110,380	272
			5,633
Indonesia (11.4%)
Sovereign (11.4%)
Indonesia Treasury Bond,
6.50%, 2/15/31	IDR	114,953,000	6,937
6.63%, 2/15/34		87,251,000	5,259
7.00%, 9/15/30 - 2/15/33		142,861,000	8,863
7.13%, 6/15/42 - 6/15/43		98,087,000	6,069
7.38%, 5/15/48		7,875,000	497
7.50%, 6/15/35		83,000,000	5,306
8.38%, 4/15/39		65,600,000	4,512
8.75%, 5/15/31		58,978,000	3,988
			41,431
Jordan (0.7%)
Sovereign (0.7%)
Jordan Government International Bond,
4.95%, 7/7/25		$2,735	2,691

Kazakhstan (1.1%)
Sovereign (1.1%)
Development Bank of Kazakhstan JSC,
13.00%, 4/15/27 (a)	KZT	1,922,000	4,049

Malaysia (1.7%)
Sovereign (1.7%)
Malaysia Government Bond,
3.76%, 5/22/40	MYR	24,620	5,236
4.70%, 10/15/42		3,900	925
			6,161
Mexico (1.1%)
Sovereign (1.1%)
Mexican Bonos,
8.50%, 11/18/38	MXN	32,679	1,570
Mexico Udibonos,
4.50%, 11/22/35		12,424	629
Petroleos Mexicanos,
6.88%, 10/16/25		$1,720	1,717
			3,916
Nigeria (4.8%)
Sovereign (4.8%)
Nigeria OMO Bill,
18.90%, 1/28/25	NGN	593,474	325
24.65%, 4/1/25		943,147	493
25.09%, 4/1/25		671,056	350
26.12%, 2/25/25		990,635	531
26.34%, 5/20/25		287,895	145
26.81%, 5/20/25		292,570	147
27.07%, 5/27/25		271,150	136
27.15%, 5/20/25		2,388,065	1,201
27.29%, 5/27/25		162,690	81
27.31%, 5/27/25		271,149	136
27.36%, 5/20/25		542,299	273
27.39%, 5/27/25		1,097,993	549
27.43%, 5/27/25		813,449	407
27.45%, 5/27/25		1,370,932	686
27.51%, 5/27/25		542,299	271
27.60%, 5/20/25		460,954	232
27.75%, 5/27/25		1,084,598	543
27.84%, 6/17/25		508,199	250
27.85%, 5/27/25		2,087,851	1,045
28.13%, 5/27/25		81,345	41
32.15%, 6/10/25		390,850	193
32.35%, 6/17/25		390,840	192

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Third Quarter Report − July 31, 2024 (unaudited)

Portfolio of Investments (cont'd)

(Showing Percentage of Total Value of Investments)

	Face Amount (000)		Value (000)
Sovereign (cont’d)
Nigeria Treasury Bill,
21.80%, 2/20/25	NGN	1,854,140	$998
22.54%, 2/20/25		1,483,312	799
22.96%, 2/6/25		395,331	215
22.98%, 2/20/25		1,483,312	799
23.30%, 2/6/25		716,636	390
23.88%, 4/10/25		564,758	293
25.27%, 4/10/25		1,976,654	1,025
25.34%, 3/27/25		225,903	118
25.60%, 4/10/25		1,129,517	586
25.67%, 3/27/25		1,980,382	1,038
25.85%, 3/27/25		1,980,000	1,038
26.08%, 3/27/25		1,245,000	653
26.10%, 3/27/25		282,379	148
27.02%, 3/6/25		1,673,200	891
			17,218
Paraguay (2.2%)
Corporate Bond (0.8%)
Itau BBA International PLC,
0.00%, 2/19/30	PYG	18,493,970	2,683

Sovereign (1.4%)
Paraguay Government International Bond,
7.90%, 2/9/31 (a)		37,660,000	5,170
			7,853
Peru (4.4%)
Sovereign (4.4%)
Peru Government Bond,
5.40%, 8/12/34	PEN	34,098	8,138
6.90%, 8/12/37		18,206	4,743
7.60%, 8/12/39		10,994	3,012
			15,893
Romania (2.5%)
Sovereign (2.5%)
Romania Government Bond,
2.50%, 10/25/27	RON	9,000	1,753
4.25%, 4/28/36		8,910	1,557
4.75%, 10/11/34		25,000	4,673
8.75%, 10/30/28		3,970	941
			8,924
Serbia (4.7%)
Sovereign (4.7%)
Serbia Treasury Bonds,
4.50%, 8/20/32	RSD	869,800	7,699
7.00%, 10/26/31	926,490		9,494
			17,193
South Africa (9.6%)
Sovereign (9.6%)
Republic of South Africa Government Bond,
8.00%, 1/31/30	ZAR	168,030	8,693
8.75%, 1/31/44	106,539		4,578
8.88%, 2/28/35	162,370		7,802
9.00%, 1/31/40	304,430		13,722
			34,795
Supranational (1.6%)
Corporate Bonds (1.4%)
European Bank for Reconstruction & Development,
6.75%, 3/14/31	INR	342,000	4,051
Inter-American Development Bank,
7.35%, 10/6/30	92,000		1,124
			5,175
Sovereign (0.2%)
International Finance Corp.,
16.00%, 2/21/25	UZS	7,000,000	548
			5,723
Suriname (0.2%)
Sovereign (0.2%)
Suriname Government International Bond,
7.85%, 12/31/50 (a)(b)		$308	271
4.95% Cash, 3.00% PIK,
7.95%, 7/15/33 (a)(c)	19		18
9.00%, 12/31/50 (a)(b)	363		320
			609
Thailand (2.4%)
Sovereign (2.4%)
Thailand Government Bond,
1.60%, 6/17/35	THB	30,700	775
1.88%, 6/17/49	50,000		1,079

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Third Quarter Report − July 31, 2024 (unaudited)

Portfolio of Investments (cont'd)

(Showing Percentage of Total Value of Investments)

	Face
	Amount		Value
	(000)		(000)
Sovereign (cont’d)
2.00%, 6/17/42	THB	226,000	$5,540
3.30%, 6/17/38		50,000	1,483
			8,877
Turkey (1.2%)
Sovereign (1.2%)
Turkiye Government Bond,
17.30%, 7/19/28	TRY	52,600	1,181
26.20%, 10/5/33		30,000	894
50.00%, 5/17/28 (b)		73,301	2,200
			4,275
Uruguay (2.2%)
Sovereign (2.2%)
Uruguay Government International Bond,
3.40%, 5/16/45	UYU	35,773	879
3.88%, 7/2/40		107,165	2,796
9.75%, 7/20/33		173,337	4,340
			8,015
Uzbekistan (8.8%)
Corporate Bonds (5.2%)
European Bank for Reconstruction & Development,
17.20%, 4/9/26		$1,700	1,713
17.35%, 3/1/27		700	693
Ipoteka-Bank ATIB,
20.50%, 4/25/27	UZS	15,590,000	1,229
Uzbek Industrial & Construction Bank ATB,
21.00%, 7/24/27		141,910,000	11,313
Uzbek Industrial & Construction Bank ATB via Daryo Finance BV,
18.75%, 6/15/25		47,679,150	3,824
			18,772
Senior Loan Interests (1.1%)
Europe Asia Investment Finance BV,
18.70%, 7/21/26		51,573,170	4,100

Sovereign (2.5%)
National Bank of Uzbekistan,
19.88%, 7/5/27		14,170,000	1,122
Republic of Uzbekistan International Bond,
16.25%, 10/12/26	UZS	55,720,000	4,518
16.63%, 5/29/27		40,000,000	3,188
			8,828
			31,700
Venezuela (0.9%)
Sovereign (0.9%)
Petroleos de Venezuela SA,
5.38%, 4/12/27 (d)(e)(f)		$1,817	207
5.50%, 4/12/37 (d)(e)(f)		507	57
6.00%, 5/16/24 - 11/15/26 (d)(e)(f)		11,367	1,315
9.00%, 11/17/21 (d)(e)(f)		375	45
9.75%, 5/17/35 (d)(e)(f)		690	86
12.75%, 2/17/22 (d)(e)(f)		291	40
Venezuela Government International Bond,
6.00%, 12/9/49 (d)(e)(f)		322	43
7.00%, 3/31/38 (d)(e)(f)		430	63
7.65%, 4/21/25 (d)(e)(f)		607	95
7.75%, 10/13/49 (d)(e)(f)		710	103
8.25%, 10/13/24 (d)(e)(f)		1,410	220
9.00%, 5/7/23 (d)(e)(f)		307	48
9.25%, 9/15/27 - 5/7/28 (d)(e)(f)		4,610	825
9.38%, 1/13/34 (d)(e)(f)		108	21
11.75%, 10/21/26 (d)(e)(f)		366	68
11.95%, 8/5/31 (d)(e)(f)		405	74
12.75%, 8/23/22 (d)(e)(f)		237	43
			3,353
TOTAL FIXED INCOME SECURITIES (Cost $358,018)			341,010

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Third Quarter Report − July 31, 2024 (unaudited)

Portfolio of Investments (cont'd)

(Showing Percentage of Total Value of Investments)

	Face
	Amount	Value
	(000)	(000)
SHORT-TERM INVESTMENTS (5.7%)

U.S. Treasury Security (3.6%)
5.19%, 1/16/25 (Cost $12,962) (g)	$13,271	$12,967

	Shares
Investment Company (2.1%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 5.15% (h) (Cost $7,809)	7,808,964	7,809
TOTAL SHORT-TERM INVESTMENTS (Cost $20,771)		20,776
TOTAL INVESTMENTS EXCLUDING PURCHASED OPTIONS (99.9%)(Cost $378,789)		361,786
TOTAL PURCHASED OPTIONS OUTSTANDING (0.1%) (Cost $328)		284
TOTAL INVESTMENTS (100%) (Cost $379,117)(i)(j)		362,070
LIABILITIES IN EXCESS OF OTHER ASSETS		(19,084)
NET ASSETS		$342,986

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Floating or variable rate securities: The rates disclosed are as of July 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(c)	Income may be paid in additional securities and/or cash at the discretion of the issuer.
(d)	Issuer in bankruptcy.
(e)	Non-income producing security; bond in default.
(f)	All or a portion of the security is subject to delayed delivery.
(g)	Rate shown is the yield to maturity at July 31, 2024.
(h)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the nine months ended July 31, 2024, advisory fees paid were reduced by approximately $18,000 relating to the Fund's investment in the Liquidity Fund.
(i)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.
(j)	At July 31, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $22,532,000 and the aggregate gross unrealized depreciation is approximately $36,530,000, resulting in net unrealized depreciation of approximately $13,998,000.

PIK	Payment-in-Kind.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Third Quarter Report − July 31, 2024 (unaudited)

Portfolio of Investments (cont'd)

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at July 31, 2024:

			In			Unrealized
	Contracts		Exchange			Appreciation
	to Deliver		For		Delivery	(Depreciation)
Counterparty	(000)		(000)		Date	(000)
Bank of America NA	PEN	14,041		$3,735	9/18/24	$(21)
Bank of America NA	PEN	27,762		$7,385	9/18/24	(41)
Bank of America NA	PEN	3,506		$919	9/18/24	(19)
Bank of America NA	TRY	31,975		$746	2/10/25	(40)
Bank of America NA		$1,449	TRY	62,053	2/10/25	78
Bank of America NA		$563	TRY	24,109	2/10/25	30
Bank of America NA		$793	ZAR	15,070	9/18/24	31
Bank of America NA	ZAR	144,774		$7,621	9/18/24	(299)
Bank of America NA	ZAR	81,396		$4,285	9/18/24	(168)
Bank of America NA	ZAR	12,895		$679	9/18/24	(27)
Barclays Bank PLC	COP	4,342,600		$1,043	9/18/24	(21)
Barclays Bank PLC	COP	17,950,600		$4,313	9/18/24	(89)
Barclays Bank PLC	CZK	6,250	EUR	251	9/18/24	6
Barclays Bank PLC	EUR	1,199	HUF	479,657	8/12/24	18
Barclays Bank PLC	EUR	1,214	HUF	481,043	8/12/24	6
Barclays Bank PLC	EUR	2,580	HUF	1,012,205	8/22/24	(17)
Barclays Bank PLC	EUR	5,256	PLN	22,754	9/18/24	37
Barclays Bank PLC	EUR	23,786	PLN	102,973	9/18/24	166
Barclays Bank PLC	IDR	11,785,000		$716	9/18/24	(8)
Barclays Bank PLC	IDR	60,000,000		$3,676	9/18/24	(9)
Barclays Bank PLC	IDR	110,000,000		$6,739	9/18/24	(16)
Barclays Bank PLC	MXN	89,400		$4,836	9/18/24	72
Barclays Bank PLC	PEN	72		$19	9/18/24	(—@ )
Barclays Bank PLC	PLN	13,900	EUR	3,211	9/18/24	(22)
Barclays Bank PLC	PLN	2,901	EUR	671	9/18/24	(4)
Barclays Bank PLC	RON	18,600	EUR	3,720	9/18/24	(9)
Barclays Bank PLC	TRY	28,815		$747	11/8/24	(35)
Barclays Bank PLC	TRY	76,912		$1,993	11/8/24	(96)
Barclays Bank PLC	TRY	134,977		$3,488	11/8/24	(178)
Barclays Bank PLC	TRY	57,745		$1,495	11/8/24	(74)
Barclays Bank PLC	TRY	36,964		$955	11/8/24	(49)
Barclays Bank PLC	TRY	96,212		$2,491	11/8/24	(122)
Barclays Bank PLC	TRY	69,301		$1,809	9/20/24	(172)
Barclays Bank PLC	TRY	17,879		$466	9/23/24	(43)
Barclays Bank PLC	TRY	267,880		$6,811	1/6/25	(20)
Barclays Bank PLC		$19,194	EUR	17,700	8/9/24	(32)
Barclays Bank PLC		$1,483	KRW	2,028,500	9/19/24	(6)
Barclays Bank PLC		$1,442	MXN	26,800	9/18/24	(14)
Barclays Bank PLC		$7,930	MYR	37,039	9/18/24	158

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Third Quarter Report − July 31, 2024 (unaudited)

Portfolio of Investments (cont'd)

Foreign Currency Forward Exchange Contracts: (cont'd)

			In			Unrealized
	Contracts		Exchange			Appreciation
	to Deliver		For		Delivery	(Depreciation)
Counterparty	(000)		(000)		Date	(000)
Barclays Bank PLC		$681	MYR	3,200	9/18/24	$18
Barclays Bank PLC		$3,857	PEN	14,745	9/18/24	87
Barclays Bank PLC		$18,765	SGD	25,158	9/18/24	100
Barclays Bank PLC		$563	TRY	21,727	11/8/24	27
Barclays Bank PLC		$1,450	TRY	55,922	11/8/24	69
Barclays Bank PLC		$2,517	TRY	98,894	12/20/24	50
Barclays Bank PLC		$1,892	TRY	69,301	9/20/24	89
Barclays Bank PLC		$1,780	TRY	69,688	9/23/24	206
Barclays Bank PLC		$481	TRY	17,879	9/23/24	28
Barclays Bank PLC		$4,296	TRY	167,216	12/16/24	63
Barclays Bank PLC		$1,537	TRY	66,738	1/29/25	125
Barclays Bank PLC		$1,862	TRY	78,718	1/6/25	145
Barclays Bank PLC		$4,234	ZAR	81,059	9/18/24	201
Barclays Bank PLC		$2,873	ZAR	51,953	9/18/24	(31)
Barclays Bank PLC	ZAR	69,895		$3,771	9/18/24	(53)
Barclays Bank PLC	ZAR	157,200		$8,419	9/18/24	(181)
Barclays Bank PLC	ZAR	28,300		$1,525	9/18/24	(23)
BNP Paribas SA	BRL	24,232		$4,492	8/2/24	208
BNP Paribas SA	BRL	3,580		$654	9/4/24	23
BNP Paribas SA	BRL	158,073		$27,870	8/2/24	(77)
BNP Paribas SA	BRL	44,645		$7,845	9/4/24	(22)
BNP Paribas SA	BRL	29,896		$5,271	8/2/24	(15)
BNP Paribas SA	BRL	47,400		$8,329	9/4/24	(24)
BNP Paribas SA	BRL	47,400		$8,371	8/2/24	(9)
BNP Paribas SA	BRL	44,645		$7,885	8/2/24	(8)
BNP Paribas SA	CLP	2,466,386		$2,665	9/23/24	47
BNP Paribas SA	CLP	745,030		$805	9/23/24	14
BNP Paribas SA	CNH	24,950		$3,463	9/19/24	(3)
BNP Paribas SA	CNH	88,900		$12,339	9/19/24	(12)
BNP Paribas SA	EUR	9,945	CZK	251,313	9/18/24	(71)
BNP Paribas SA	EUR	4,450	HUF	1,740,000	8/22/24	(44)
BNP Paribas SA	KRW	4,795,000		$3,501	9/19/24	9
BNP Paribas SA	THB	48,800		$1,331	9/18/24	(44)
BNP Paribas SA	THB	326,400		$8,900	9/18/24	(292)
BNP Paribas SA		$5,253	BRL	29,896	9/4/24	15
BNP Paribas SA		$27,777	BRL	158,073	9/4/24	79
BNP Paribas SA		$7,872	BRL	44,645	8/2/24	22
BNP Paribas SA		$8,357	BRL	47,400	8/2/24	23
BNP Paribas SA		$4,280	BRL	24,232	8/2/24	4
BNP Paribas SA		$27,918	BRL	158,073	8/2/24	29

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Third Quarter Report − July 31, 2024 (unaudited)

Portfolio of Investments (cont'd)

Foreign Currency Forward Exchange Contracts: (cont'd)

			In			Unrealized
	Contracts		Exchange			Appreciation
	to Deliver		For		Delivery	(Depreciation)
Counterparty	(000)		(000)		Date	(000)
BNP Paribas SA		$5,280	BRL	29,896	8/2/24	$6
BNP Paribas SA		$7,402	CLP	6,850,494	9/23/24	(131)
BNP Paribas SA		$14,958	CNH	107,775	9/19/24	14
BNP Paribas SA		$1,444	COP	5,917,000	9/18/24	7
BNP Paribas SA		$459	COP	1,876,500	9/18/24	1
BNP Paribas SA		$16,082	KRW	22,023,500	9/19/24	(40)
BNP Paribas SA		$954	TRY	40,367	1/6/25	75
BNP Paribas SA		$1,162	TRY	49,321	1/6/25	96
BNP Paribas SA		$1,090	TRY	43,890	10/17/24	130
BNP Paribas SA		$1,408	TRY	61,476	1/29/25	123
Citibank NA	AMD	74,630		$187	9/6/24	(4)
Citibank NA	AMD	225,194		$554	9/16/24	(22)
Citibank NA	COP	860,100		$215	9/18/24	4
Citibank NA	COP	931,900		$229	9/18/24	— @
Citibank NA	COP	4,802,400		$1,185	9/18/24	7
Citibank NA	CZK	24,000		$1,047	9/18/24	24
Citibank NA	EUR	3,469	HUF	1,376,771	8/30/24	19
Citibank NA	EUR	2,126	HUF	843,858	8/30/24	12
Citibank NA	EUR	1,284	PLN	5,600	9/18/24	19
Citibank NA	EUR	4,174	RON	20,886	9/18/24	14
Citibank NA	EUR	1,259	RON	6,300	9/18/24	4
Citibank NA	HUF	775,767	EUR	1,954	8/30/24	(11)
Citibank NA	PEN	870		$228	9/18/24	(5)
Citibank NA	RON	2,832	EUR	566	9/18/24	(2)
Citibank NA		$65	CLP	61,300	9/23/24	— @
Citibank NA		$1,231	COP	5,040,200	9/18/24	5
Citibank NA		$1,728	EGP	104,021	2/13/25	270
Citibank NA		$346	EGP	21,392	2/20/25	64
Citibank NA		$576	EGP	34,846	2/20/25	92
Citibank NA		$288	EGP	17,999	2/20/25	57
Citibank NA		$288	EGP	18,806	2/27/25	71
Citibank NA		$9	EGP	466	12/18/24	— @
Citibank NA		$728	IDR	11,870,000	9/18/24	1
Citibank NA		$213	KES	31,111	4/16/25	18
Citibank NA		$214	KES	31,143	4/9/25	17
Citibank NA		$364	KES	52,486	3/21/25	28
Citibank NA		$698	KES	101,979	4/4/25	60
Citibank NA		$227	KES	31,840	12/18/24	14
Citibank NA		$416	KES	60,000	3/21/25	32
Citibank NA		$93	KES	13,420	4/4/25	7

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Third Quarter Report − July 31, 2024 (unaudited)

Portfolio of Investments (cont'd)

Foreign Currency Forward Exchange Contracts: (cont'd)

			In			Unrealized
	Contracts		Exchange			Appreciation
	to Deliver		For		Delivery	(Depreciation)
Counterparty	(000)		(000)		Date	(000)
Citibank NA		$1,130	KZT	527,198	9/23/24	$(33)
Citibank NA		$1,219	KZT	572,356	8/26/24	(20)
Citibank NA		$609	KZT	288,804	9/26/24	(9)
Citibank NA		$1,979	KZT	954,848	10/7/24	(—@ )
Citibank NA		$2,329	PEN	8,804	9/18/24	26
Citibank NA		$2,586	PEN	9,893	9/18/24	60
Citibank NA		$536	SGD	720	9/18/24	4
Citibank NA		$493	THB	18,000	9/18/24	14
Citibank NA		$1,341	TRY	56,708	1/6/25	104
Citibank NA		$2,128	TRY	83,000	11/8/24	126
Citibank NA		$7,380	ZAR	139,342	9/18/24	243
Citibank NA		$1,879	ZAR	34,242	9/18/24	(5)
Citibank NA		$2,833	ZAR	51,288	9/18/24	(27)
Citibank NA	UYU	15,702		$396	9/12/24	7
Goldman Sachs International	BRL	15,170		$2,905	8/2/24	223
Goldman Sachs International	COP	15,751,829		$3,752	9/18/24	(111)
Goldman Sachs International	COP	13,692,331		$3,262	9/18/24	(96)
Goldman Sachs International	COP	14,250,460		$3,395	9/18/24	(100)
Goldman Sachs International	COP	5,208,350		$1,241	9/18/24	(37)
Goldman Sachs International	EUR	1,480	HUF	580,000	8/22/24	(11)
Goldman Sachs International	EUR	1,714		$1,842	8/9/24	(14)
Goldman Sachs International	EUR	2,855		$3,067	8/9/24	(23)
Goldman Sachs International	EUR	925		$994	8/9/24	(7)
Goldman Sachs International	EUR	284		$306	8/9/24	(2)
Goldman Sachs International	EUR	569		$611	8/9/24	(5)
Goldman Sachs International	EUR	1,771		$1,903	8/9/24	(14)
Goldman Sachs International	EUR	1,870		$2,010	8/9/24	(15)
Goldman Sachs International	EUR	4,261		$4,579	8/9/24	(34)
Goldman Sachs International	HUF	333,000	EUR	833	8/30/24	(11)
Goldman Sachs International	MXN	11,623		$652	9/18/24	33
Goldman Sachs International	MXN	104,315		$5,589	9/18/24	30
Goldman Sachs International	MXN	90,000		$4,878	9/18/24	82
Goldman Sachs International	MYR	3,000		$639	9/18/24	(16)
Goldman Sachs International	MYR	3,944		$837	9/18/24	(24)
Goldman Sachs International	MYR	1,956		$415	9/18/24	(12)
Goldman Sachs International	MYR	30,485		$6,473	9/18/24	(183)
Goldman Sachs International	MYR	15,115		$3,206	9/18/24	(94)
Goldman Sachs International	PEN	48,064		$12,740	9/18/24	(115)
Goldman Sachs International	PEN	24,307		$6,443	9/18/24	(58)
Goldman Sachs International	PLN	31,100	EUR	7,168	9/18/24	(68)

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Third Quarter Report − July 31, 2024 (unaudited)

Portfolio of Investments (cont'd)

Foreign Currency Forward Exchange Contracts: (cont'd)

			In			Unrealized
	Contracts		Exchange			Appreciation
	to Deliver		For		Delivery	(Depreciation)
Counterparty	(000)		(000)		Date	(000)
Goldman Sachs International	THB	44,400		$1,222	9/18/24	$(28)
Goldman Sachs International	THB	339,120		$9,277	9/18/24	(273)
Goldman Sachs International	TRY	79,900		$1,806	12/16/24	(277)
Goldman Sachs International	TRY	118,000		$3,157	11/8/24	(48)
Goldman Sachs International		$30,271	BRL	158,073	8/2/24	(2,323)
Goldman Sachs International		$5,725	BRL	29,896	8/2/24	(439)
Goldman Sachs International		$5,837	BRL	32,310	9/4/24	(143)
Goldman Sachs International		$159	EGP	8,605	2/26/25	5
Goldman Sachs International		$8,061	EUR	7,502	8/9/24	60
Goldman Sachs International		$8,164	EUR	7,597	8/9/24	61
Goldman Sachs International		$18,288	MXN	347,432	9/18/24	225
Goldman Sachs International		$24,863	MXN	472,336	9/18/24	305
Goldman Sachs International		$21,282	MYR	99,833	9/18/24	517
Goldman Sachs International		$1,084	MYR	4,970	11/4/24	5
Goldman Sachs International		$2,367	MYR	10,851	9/18/24	3
Goldman Sachs International		$1,876	MYR	8,612	9/18/24	4
Goldman Sachs International		$13,814	PEN	52,113	9/18/24	125
Goldman Sachs International		$172	PEN	650	9/18/24	2
Goldman Sachs International		$2,954	THB	107,978	9/18/24	87
Goldman Sachs International		$22,103	THB	808,012	9/18/24	650
Goldman Sachs International		$1,058	TRY	38,809	9/20/24	51
Goldman Sachs International		$1,383	TRY	55,620	10/17/24	163
Goldman Sachs International		$2,128	TRY	83,000	11/8/24	126
HSBC Bank PLC	IDR	18,536,000		$1,128	9/18/24	(10)
HSBC Bank PLC	IDR	158,950,300		$9,672	9/18/24	(88)
HSBC Bank PLC	IDR	73,758,785		$4,514	9/18/24	(15)
HSBC Bank PLC	IDR	56,486,140		$3,457	9/18/24	(11)
HSBC Bank PLC	TRY	118,040		$3,028	12/20/24	(36)
HSBC Bank PLC	TRY	148,817		$4,246	9/23/24	5
HSBC Bank PLC		$2	EGP	121	4/8/25	— @
HSBC Bank PLC		$5	EGP	298	7/8/25	— @
HSBC Bank PLC		$292	EGP	16,193	2/27/25	18
HSBC Bank PLC		$292	EGP	15,099	11/27/24	6
HSBC Bank PLC		$12,634	IDR	206,413,973	9/18/24	42
HSBC Bank PLC		$9,020	THB	330,222	9/18/24	279
HSBC Bank PLC		$876	TRY	31,855	9/20/24	35
HSBC Bank PLC	UYU	8,123		$200	10/10/24	(1)
JPMorgan Chase Bank NA	BRL	21,400		$3,823	8/2/24	39
JPMorgan Chase Bank NA	BRL	27,400		$4,806	8/2/24	(38)
JPMorgan Chase Bank NA	BRL	16,157		$2,854	8/2/24	(3)

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Third Quarter Report − July 31, 2024 (unaudited)

Portfolio of Investments (cont'd)

Foreign Currency Forward Exchange Contracts: (cont'd)

			In			Unrealized
	Contracts		Exchange			Appreciation
	to Deliver		For		Delivery	(Depreciation)
Counterparty	(000)		(000)		Date	(000)
JPMorgan Chase Bank NA	CZK	24,520	EUR	991	9/18/24	$29
JPMorgan Chase Bank NA	CZK	25,400	EUR	1,007	9/18/24	9
JPMorgan Chase Bank NA	EUR	2,470	CZK	61,110	9/18/24	(73)
JPMorgan Chase Bank NA	EUR	3,868	CZK	95,709	9/18/24	(114)
JPMorgan Chase Bank NA	EUR	6,450	CZK	159,598	9/18/24	(190)
JPMorgan Chase Bank NA	EUR	1,707	HUF	675,085	8/30/24	3
JPMorgan Chase Bank NA	EUR	2,784	HUF	1,101,416	8/30/24	5
JPMorgan Chase Bank NA	EUR	2,715	HUF	1,062,997	8/22/24	(24)
JPMorgan Chase Bank NA	EUR	70	RON	349	9/18/24	(—@ )
JPMorgan Chase Bank NA	HUF	620,614	EUR	1,569	8/30/24	(3)
JPMorgan Chase Bank NA	HUF	2,008,551	EUR	5,099	8/22/24	11
JPMorgan Chase Bank NA	HUF	5,575,949	EUR	14,106	8/22/24	(24)
JPMorgan Chase Bank NA	PEN	1,701		$446	9/18/24	(9)
JPMorgan Chase Bank NA	PEN	4,844		$1,271	9/18/24	(25)
JPMorgan Chase Bank NA	SGD	4,969		$3,692	9/18/24	(34)
JPMorgan Chase Bank NA	TRY	121,560		$3,446	9/23/24	(18)
JPMorgan Chase Bank NA	TRY	121,150		$2,986	2/10/25	6
JPMorgan Chase Bank NA	TRY	141,655		$3,832	11/8/24	(16)
JPMorgan Chase Bank NA		$3,067	BRL	16,157	8/2/24	(210)
JPMorgan Chase Bank NA		$3,780	BRL	21,400	8/2/24	4
JPMorgan Chase Bank NA		$4,839	BRL	27,400	8/2/24	5
JPMorgan Chase Bank NA		$802	KZT	375,996	9/20/24	(20)
JPMorgan Chase Bank NA		$535	KZT	250,798	9/20/24	(13)
JPMorgan Chase Bank NA		$615	NGN	1,016,429	2/25/25	(49)
JPMorgan Chase Bank NA		$898	PEN	3,400	9/18/24	12
JPMorgan Chase Bank NA		$674	TRY	28,930	1/15/25	57
JPMorgan Chase Bank NA		$11,386	TRY	447,631	11/8/24	773
JPMorgan Chase Bank NA		$1,492	TRY	58,968	11/6/24	113
JPMorgan Chase Bank NA		$2,517	TRY	98,887	12/20/24	49
JPMorgan Chase Bank NA		$573	UZS	7,827,844	11/1/24	32
JPMorgan Chase Bank NA		$503	UZS	7,044,984	1/6/25	28
JPMorgan Chase Bank NA		$349	UZS	4,745,798	10/22/24	19
JPMorgan Chase Bank NA		$349	UZS	4,763,246	10/24/24	20
JPMorgan Chase Bank NA		$2,578	UZS	36,224,675	2/13/25	113
JPMorgan Chase Bank NA		$904	UZS	12,708,426	2/18/25	38
JPMorgan Chase Bank NA		$900	UZS	12,643,992	2/13/25	39
JPMorgan Chase Bank NA		$327	UZS	4,611,719	3/17/25	11
JPMorgan Chase Bank NA		$339	UZS	4,780,770	3/20/25	12
JPMorgan Chase Bank NA		$754	UZS	10,116,802	10/4/24	37
JPMorgan Chase Bank NA		$377	UZS	5,350,413	4/4/25	13

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Third Quarter Report − July 31, 2024 (unaudited)

Portfolio of Investments (cont'd)

Foreign Currency Forward Exchange Contracts: (cont'd)

			In			Unrealized
	Contracts		Exchange			Appreciation
	to Deliver		For		Delivery	(Depreciation)
Counterparty	(000)		(000)		Date	(000)
JPMorgan Chase Bank NA		$1,785	UZS	24,701,691	1/29/25	$62
JPMorgan Chase Bank NA		$1,373	UZS	19,426,908	4/4/25	43
JPMorgan Chase Bank NA		$1,059	UZS	15,185,750	6/9/25	22
JPMorgan Chase Bank NA	UYU	16,409		$404	10/3/24	(1)
Standard Chartered Bank	IDR	26,731,000		$1,639	9/18/24	(2)
Standard Chartered Bank	KES	110,236		$750	12/18/24	(84)
Standard Chartered Bank	KES	112,486		$750	3/21/25	(89)
Standard Chartered Bank	KES	163,950		$1,125	4/4/25	(95)
Standard Chartered Bank	KES	31,143		$213	4/9/25	(18)
Standard Chartered Bank	KES	31,111		$213	4/16/25	(18)
Standard Chartered Bank	MXN	104,116		$5,629	9/18/24	81
Standard Chartered Bank		$2,154	EUR	2,000	9/18/24	16
Standard Chartered Bank		$560	KES	78,396	12/18/24	34
Standard Chartered Bank		$338	KES	48,551	4/4/25	23
Standard Chartered Bank		$712	NGN	1,309,603	2/24/25	17
Standard Chartered Bank		$356	NGN	663,698	2/24/25	14
Standard Chartered Bank		$1,888	TRY	74,437	9/23/24	233
Standard Chartered Bank		$1,006	TRY	42,528	1/6/25	78
Standard Chartered Bank		$1,444	TRY	60,238	12/18/24	123
Standard Chartered Bank		$401	UZS	5,743,639	4/15/25	16
Standard Chartered Bank		$1,773	UZS	25,375,879	6/23/25	24
Standard Chartered Bank	ZAR	68,567		$3,695	9/18/24	(56)
Standard Chartered Bank	ZAR	14,443		$785	9/18/24	(5)
State Street Bank and Trust Co.	EUR	1,848		$1,986	8/9/24	(15)
State Street Bank and Trust Co.	EUR	2,821		$3,031	8/9/24	(23)
State Street Bank and Trust Co.	EUR	1,750		$1,880	8/9/24	(14)
State Street Bank and Trust Co.	EUR	914		$983	8/9/24	(7)
State Street Bank and Trust Co.	EUR	562		$604	8/9/24	(5)
State Street Bank and Trust Co.	EUR	1,694		$1,821	8/9/24	(14)
State Street Bank and Trust Co.	EUR	4,211		$4,525	8/9/24	(34)
State Street Bank and Trust Co.	EUR	281		$302	8/9/24	(2)
State Street Bank and Trust Co.		$8,385	EUR	7,803	8/9/24	62
State Street Bank and Trust Co.		$8,492	EUR	7,903	8/9/24	63
State Street Bank and Trust Co.		$3,128	MYR	14,337	11/4/24	12
State Street Bank and Trust Co.		$5,004	TWD	162,300	9/18/24	(41)
State Street Bank and Trust Co.		$1,794	ZAR	32,845	9/18/24	3
UBS AG	BRL	20,000		$3,523	8/2/24	(13)
UBS AG	CZK	139,000	EUR	5,503	9/18/24	42
UBS AG	EUR	3,463	HUF	1,376,770	8/30/24	26
UBS AG	EUR	2,122	HUF	843,857	8/30/24	16

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Third Quarter Report − July 31, 2024 (unaudited)

Portfolio of Investments (cont'd)

Foreign Currency Forward Exchange Contracts: (cont'd)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
UBS AG	HUF	775,768	EUR	1,951	8/30/24	$(14)
UBS AG		$3,532	BRL	20,000	8/2/24	4
UBS AG		$876	TRY	31,855	9/20/24	35
UBS AG		$1,547	TRY	66,963	2/10/25	100
UBS AG		$15,861	TWD	510,010	9/18/24	(266)
UBS AG		$16,708	ZAR	304,526	9/18/24	(49)
UBS AG	ZAR	129,519		$7,106	9/18/24	21
UBS AG	ZAR	20,519		$1,126	9/18/24	3
UBS AG	ZAR	230,366		$12,639	9/18/24	37
						$648

Put Options Purchased:

The Fund had the following put options purchased open at July 31, 2024:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
BNP Paribas SA	USD/INR	INR	84.75	Apr–25	10,860,000	$10,860	$117	$153	$(36)
JPMorgan Chase Bank NA	USD/INR	INR	85.50	Jan–29	9,800,000	9,800	78	80	(2)
JPMorgan Chase Bank NA	USD/INR	INR	85.50	Jan–29	11,200,000	11,200	89	95	(6)
							$284	$328	$(44)

Futures Contracts:

The Fund had the following futures contracts open at July 31, 2024:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Depreciation (000)
Short:
Euro-Buxl 30 yr. Bond Index (Germany)	3	Sep-24	EUR	(300)	$(438)	$(25)
German Euro-Bund Index (Germany)	8	Sep-24		(800)	(1,158)	(35)
U.S. Treasury 10 yr. Ultra Note (United States)	19	Sep-24		$(1,900)	(2,196)	(60)
U.S. Treasury 5 yr. Note (United States)	7	Sep-24		(700)	(755)	(14)
						$(134)

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Third Quarter Report − July 31, 2024 (unaudited)

Portfolio of Investments (cont'd)

Centrally Cleared Interest Rate Swap Agreements:

The Fund had the following centrally cleared interest rate swap agreements open at July 31, 2024:

Swap Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Received (000)	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co. LLC	1 Month TIIE	Pay	8.21%	Monthly/Monthly	7/13/33	MXN	(90,000)	$(296)	$—	$(296)
Morgan Stanley & Co. LLC	1 Month TIIE	Pay	8.66	Monthly/Monthly	3/2/29		(290,000)	(394)	—	(394)
Morgan Stanley & Co. LLC	1 Month TIIE	Pay	8.73	Monthly/Monthly	4/17/28		(17,300)	(22)	—	(22)
Morgan Stanley & Co. LLC	1 Month TIIE	Pay	9.14	Monthly/Monthly	9/4/28		(170,000)	(85)	—	(85)
Morgan Stanley & Co. LLC	1 Month TIIE	Pay	9.19	Monthly/Monthly	2/18/28		(19,700)	(11)	—	(11)
Morgan Stanley & Co. LLC	1 Month TIIE	Pay	9.44	Monthly/Monthly	5/23/34		(37,600)	26	—	26
Morgan Stanley & Co. LLC	3 Month JIBAR	Pay	8.66	Quarterly/Quarterly	6/19/29	ZAR	(26,910)	61	—	61
JPMorgan Chase Bank NA	3 Month KLIBO	Pay	3.68	Quarterly/Quarterly	6/19/29	MYR	(45,400)	85	—	85
Morgan Stanley & Co. LLC	3 Month KSDA	Pay	3.02	Quarterly/Quarterly	9/18/34	KRW	(4,200,000)	17	—	17
Morgan Stanley & Co. LLC	3 Month KSDA	Pay	3.32	Quarterly/Quarterly	6/21/33		(3,131,000)	65	—	65
Morgan Stanley & Co. LLC	3 Month KSDA	Pay	3.59	Quarterly/Quarterly	9/20/33		(1,215,000)	46	—	46
Morgan Stanley & Co. LLC	6 Month BUBOR	Receive	6.94	Semi-Annual/Semi-annual	6/19/29	HUF	(300,219)	(46)	(38)	(8)
Morgan Stanley & Co. LLC	6 Month BUBOR	Pay	6.74	Semi- Annual/ Annual	6/19/34		(400,000)	71	—	71
Morgan Stanley & Co. LLC	6 Month BUBOR	Pay	6.92	Semi-Annual/Annual	6/19/29		(436,867)	67	—	67
Morgan Stanley & Co. LLC	6 Month CLICP	Receive	5.56	Semi-Annual/Semi-annual	12/20/33	CLP	(1,900,000)	(13)	—	(13)
Morgan Stanley & Co. LLC	6 Month CLICP	Receive	5.23	Semi-Annual/Semi-annual	9/20/33		(8,037,300)	33	—	33
Morgan Stanley & Co. LLC	6 Month CLICP	Pay	4.79	Semi-Annual/Semi-annual	6/21/29		(2,750,000)	(39)	—	(39)
Morgan Stanley & Co. LLC	6 Month PRIBO	Pay	3.94	Semi-Annual/Annual	9/20/33	CZK	(24,972)	60	—	60
Morgan Stanley & Co. LLC	6 Month PRIBO	Pay	3.96	Semi-Annual/Annual	9/20/33		(49,943)	123	—	123
Morgan Stanley & Co. LLC	6 Month PRIBO	Pay	3.96	Semi-Annual/Annual	9/20/33		(75,085)	187	—	187
Morgan Stanley & Co. LLC	6 Month PRIBO	Pay	3.96	Semi-Annual/Annual	9/20/33		(20,700)	51	—	51

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Third Quarter Report − July 31, 2024 (unaudited)

Portfolio of Investments (cont'd)

Centrally Cleared Interest Rate Swap Agreements: (cont'd)

Swap Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Received (000)	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co. LLC	6 Month PRIBO	Pay	4.15%	Semi-Annual/Annual	9/20/28		(37,900)	$76	$—	$76
Morgan Stanley & Co. LLC	6 Month PRIBO	Pay	4.33	Semi-Annual/Annual	12/20/33		(30)	— @	—	— @
Morgan Stanley & Co. LLC	6 Month PRIBR	Pay	3.52	Semi-Annual/Annual	6/19/29		(29,000)	8	—	8
Morgan Stanley & Co. LLC	6 Month PRIBR	Pay	3.74	Semi-Annual/Annual	6/19/34		(199,000)	215	—	215
Morgan Stanley & Co. LLC	6 Month PRIBR	Pay	3.76	Semi-Annual/Annual	9/18/29		(259,000)	255	—	255
Morgan Stanley & Co. LLC	6 Month WIBOR	Pay	5.02	Semi-Annual/Annual	9/18/29	PLN	(7,600)	31	—	31
Morgan Stanley & Co. LLC	6 Month WIBOR	Pay	5.16	Semi-Annual/Annual	6/21/28		(17,000)	56	—	56
Morgan Stanley & Co. LLC	6 Month WIBOR	Pay	5.26	Semi-Annual/Annual	6/12/28		(40,000)	164	—	164
Morgan Stanley & Co. LLC	6 Month WIBOR	Pay	5.42	Semi-Annual/Annual	6/19/29		(13,500)	104	—	104
Morgan Stanley & Co. LLC	6 Month WIBOR	Pay	5.50	Semi-Annual/Annual	6/19/34		(10,500)	153	—	153
Morgan Stanley & Co. LLC	6 Month WIBOR	Pay	5.53	Semi-Annual/Annual	6/19/34		(4,390)	67	—	67
Morgan Stanley & Co. LLC	BRL-CDI	Pay	9.70	Maturity/Maturity	1/4/27	BRL	(20,700)	(152)	—	(152)
Morgan Stanley & Co. LLC	BRL-CDI	Pay	9.88	Maturity/Maturity	1/4/27		(15,600)	(101)	—	(101)
Morgan Stanley & Co. LLC	BRL-CDI	Pay	10.31	Maturity/Maturity	1/2/25		(27,500)	(24)	—	(24)
Morgan Stanley & Co. LLC	BRL-CDI	Pay	10.54	Maturity/Maturity	1/2/29		(16,983)	(171)	—	(171)
Morgan Stanley & Co. LLC	BRL-CDI	Pay	10.65	Maturity/Maturity	1/2/26		(51,283)	(113)	—	(113)
Morgan Stanley & Co. LLC	BRL-CDI	Pay	10.78	Maturity/Maturity	1/4/27		(7,060)	(28)	—	(28)
Morgan Stanley & Co. LLC	BRL-CDI	Pay	11.00	Maturity/Maturity	1/2/25		(162,000)	(20)	—	(20)
Morgan Stanley & Co. LLC	BRL-CDI	Pay	11.18	Maturity/Maturity	1/2/26		(47,700)	(41)	—	(41)
Morgan Stanley & Co. LLC	BRL-CDI	Pay	11.65	Maturity/Maturity	1/4/27		(6,800)	(4)	—	(4)
Morgan Stanley & Co. LLC	BRL-CDI	Pay	11.89	Maturity/Maturity	1/2/29		(6,980)	1	—	1
Morgan Stanley & Co. LLC	CNRR	Pay	2.03	Quarterly/Quarterly	9/18/29	CNY	(14,100)	21	—	21

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Third Quarter Report − July 31, 2024 (unaudited)

Portfolio of Investments (cont'd)

Centrally Cleared Interest Rate Swap Agreements: (cont'd)

Swap Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Received (000)	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co. LLC	CNRR	Pay	2.11%	Quarterly/Quarterly	6/20/29		(5,400)	$11	$—	$11
Morgan Stanley & Co. LLC	CNRR	Pay	2.12	Quarterly/Quarterly	6/19/29		(13,600)	29	—	29
Morgan Stanley & Co. LLC	CNRR	Pay	2.29	Quarterly/Quarterly	9/20/28		(161,600)	470	—	470
Morgan Stanley & Co. LLC	CNRR	Pay	2.35	Quarterly/Quarterly	3/20/29		(12,000)	42	—	42
Morgan Stanley & Co. LLC	CNRR	Pay	2.39	Quarterly/Quarterly	12/20/28		(17,330)	62	—	62
Morgan Stanley & Co. LLC	CNRR	Pay	2.42	Quarterly/Quarterly	12/21/27		(134,000)	414	—	414
Morgan Stanley & Co. LLC	CNRR	Pay	2.44	Quarterly/Quarterly	12/20/28		(89,100)	343	—	343
Morgan Stanley & Co. LLC	CNRR	Pay	2.48	Quarterly/Quarterly	9/20/28		(14,400)	56	—	56
Morgan Stanley & Co. LLC	CPIBR	Pay	8.91	Quarterly/Quarterly	12/20/33	COP	(5,699,000)	67	—	67
Morgan Stanley & Co. LLC	MIBOR	Pay	6.26	Semi-Annual/Semi-annual	3/20/29	INR	(970,400)	14	—	14
Morgan Stanley & Co. LLC	MIBOR	Pay	6.61	Semi-Annual/Semi-annual	9/18/26		(2,407,700)	152	—	152
Morgan Stanley & Co. LLC	THOR	Pay	2.19	Quarterly/Quarterly	6/19/29	THB	(66,190)	1	—	1
Morgan Stanley & Co. LLC	THOR	Pay	2.68	Quarterly/Quarterly	6/21/33		(120,000)	65	—	65
Morgan Stanley & Co. LLC	THOR	Pay	2.70	Quarterly/Quarterly	6/19/34		(89,700)	44	—	44
Morgan Stanley & Co. LLC	THOR	Pay	2.95	Quarterly/Quarterly	12/20/28		(251,200)	244	—	244
								$2,497	$(38)	$2,535

ALL	— Albanian Lek	INR	— Indian Rupee
AMD	— Armenian Dram	KES	— Kenyan Shilling
BRL	— Brazilian Real	KRW	— South Korean Won
CLP	— Chilean Peso	KZT	— Kazakhstan Tenge
CNH	— Chinese Yuan Renminbi Offshore	MXN	— Mexican Peso
CNY	— Chinese Yuan Renminbi	MYR	— Malaysian Ringgit
COP	— Colombian Peso	NGN	— Nigerian Naira
CZK	— Czech Koruna	PEN	— Peruvian Nuevo Sol
DOP	— Dominican Peso	PLN	— Polish Zloty
EGP	— Egyptian Pound	PYG	— Paraguay Guarani
EUR	— Euro	RON	— Romanian New Leu
HUF	— Hungarian Forint	RSD	— Serbia Dinar
IDR	— Indonesian Rupiah	SGD	— Singapore Dollar

THB	— Thai Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— United States Dollar
UYU	— Uruguay Peso
UZS	— Uzbekistan Som
ZAR	— South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Sovereign	85.5%
Corporate Bonds	7.7
Short-Term Investments	5.7
Other*	1.1
Total Investments	100.0	%**

*	Industries and/or investment types representing less than 5% of total investments.

**	Does not include open futures contracts with a value of approximately $4,547,000 and net unrealized depreciation of approximately $134,000.
Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $648,000. Also does not include open swap agreements with net unrealized appreciation of approximately $2,535,000.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

July 31, 2024 (unaudited)

Notes to Portfolio of Investments

Security Valuation: (1) Fixed income securities may be valued by an outside pricing service/vendor approved by the Fund’s Board of Directors (“the Directors”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics If Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (“MSIM Limited”)(the “Sub-Adviser”), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security’s fair value or is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (2) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (3) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/ vendor; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (5) over-the-counter (“OTC”) swaps may be valued by an outside pricing service approved by the Directors or quotes from a broker/dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (6) foreign exchange transactions (“spot contracts”) and foreign exchange forward contracts (“forward contracts”) are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Fund’s Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund’s Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

July 31, 2024 (unaudited)

Notes to Portfolio of Investments (cont'd)

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" (“ASC 820”), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

July 31, 2024 (unaudited)

Notes to Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2024:

	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investment Type	(000)	(000)	(000)	(000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$27,721	$—	$27,721
Senior Loan Interests	—	4,100	—	4,100
Sovereign	—	309,189	—	309,189
Total Fixed Income Securities	—	341,010	—	341,010
Put Options Purchased	—	284	—	284
Short-Term Investments
U.S. Treasury Securities	—	12,967	—	12,967
Investment Company	7,809	—	—	7,809
Total Short-Term Investments	7,809	12,967	—	20,776
Foreign Currency Forward Exchange Contracts	—	9,987	—	9,987
Centrally Cleared Interest Rate Swap Agreements	—	4,057	—	4,057
Total Assets	$7,809	$368,305	$—	$376,114
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(9,339)	—	(9,339)
Futures Contracts	(134)	—	—	(134)
Centrally Cleared Interest Rate Swap Agreements	—	(1,522)	—	(1,522)
Total Liabilities	(134)	(10,861)	—	(10,995)
Total	$7,675	$357,444	$—	$365,119

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.